                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10555

                           PIMCO Corporate Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO Corporate Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                                        Exchange                   Security
                                         Ticker                     Holder
         Security Issuer Name            Symbol   Cusip or Isin  Meeting Date              Matter Voted On
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          HEALTHSOUTH CORP SR             N/A      421924AX9       N/A     Consent to the proposed amendments in the Indenture
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              DRESSER INC                 N/A      26157VAB3       N/A     Consent to the proposed amendments in the Indenture
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          SESI, L.L.C. GLOBAL             N/A      78412FAC8       N/A     Consent to the proposed amendments in the Indenture
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     REYNOLDS AMERICAN INC HOLDCO         N/A      76182KAN5       N/A     Consent to the proposed amendments in the Indenture
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        FORD MOTOR CRDT / HERTZ           NA       428040BS7       NA               Consent to the proposed amendments
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              DRESSER INC                 NA       26157VAB3       NA               Consent to the proposed amendments
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        EL PASO CORP / COASTAL            NA       190441AK1       NA               Consent to the proposed amendments
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   NEXTEL COMM SR NT***EXCHANGE****       N/A      65332VBD4       N/A     Consent to the proposed amendments in the Indenture
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    NEXTEL COMM SR NT **EXCHANGE**        N/A      65332VBE2       N/A     Consent to the proposed amendments in the Indenture
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       CAESARS ENTERTAINMENT SR           N/A      700690AE0       NA               Consent to the proposed amendments
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       CAESARS ENTERTAINMENT SUB          N/A      700690AB6       NA               Consent to the proposed amendments
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       CAESARS ENTERTAINMENT SUB          N/A      700690AJ9       NA               Consent to the proposed amendments
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       CAESARS ENTERTAINMENT SUB          N/A      700690AL4       NA               Consent to the proposed amendments
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                                                                                 Vote Cast
                                        Proposal by                Voting        "For" or
                                         Issuer or               Result: For     "Against"
                                         Security       Vote       Against,     Management
         Security Issuer Name              Holder     Cast(Y/N?)   Abstain     or "Abstain"
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          HEALTHSOUTH CORP SR              Issuer         Y          For          For
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              DRESSER INC                  Issuer         Y          For          For
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          SESI, L.L.C. GLOBAL              Issuer         Y          For          For
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     REYNOLDS AMERICAN INC HOLDCO          Issuer         Y          For          For
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        FORD MOTOR CRDT / HERTZ            Issuer         Y          For          For
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              DRESSER INC                  Issuer         Y          For          For
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        EL PASO CORP / COASTAL             Issuer         Y          For          For
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   NEXTEL COMM SR NT***EXCHANGE****        Issuer         Y          For          For
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    NEXTEL COMM SR NT **EXCHANGE**         Issuer         Y          For          For
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       CAESARS ENTERTAINMENT SR            Issuer         Y          For          For
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       CAESARS ENTERTAINMENT SUB           Issuer         Y          For          For
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       CAESARS ENTERTAINMENT SUB           Issuer         Y          For          For
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       CAESARS ENTERTAINMENT SUB           Issuer         Y          For          For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Corporate Income Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                         ---------------------------
                         Thomas J. Fuccillo, Secretary

Date   August 28, 2006